PARADIGM VALUE FUND (PVFAX)
Fund Facts					Fund Statistics
Objective:					(as of June 30, 2005)
The Fund seeks long-term capital appreciation.
Strategy:					Inception Date:	January 1, 2003
The Fund Adviser primarily invests in common stocks					Ticker:	PVFAX
of small U.S. companies whose market capitalizations fall within					Cusip:	69901E104
the range of $1.5 billion or less that the Adviser believes have the					Management Fees:	2.00%
potential for capital appreciation.					12b-1 Distribution Fees:	None
Investor Profile:					Sales Load:	None
The Fund may be suitable for investors seeking: 1) long-term					Redemption Fees:	None
growth of capital, 2) exposure to small-capitalization companies					Minimum Investment:	Regular Account: $5,000
Portfolio Management:						IRA Account: $1,000
John Walthausen, CFA, Senior Vice President of Paradigm Capital Management, Inc.,
has served as portfolio manager of the fund since inception. Mr. Walthausen searches					Minimum Subsequent Investment:	$100
for unusual value in small cap stocks and this fund is a showcase for his stock selection ability. As a result, his individual stock positions, or "best picks" may account for more than 5% of the portfolio. His stock selection ranges from small unknown companies, to deeply distressed turnaround situations, asset plays, companies with accelerating growth, to takeover candidates. He emphasizes detailed analysis of management, their strategy, as well as earnings and cash flow prospects.					Total # of holdings	61
					Net Assets ($millions)	$18.69
					NAV	$40.24

Sector Allocation					Top 10 Holdings
(Portfolio Holdings as of June 30, 2005)					(as of June 30, 2005)

Utilities	5%				Blair Corporation	7.0%
Technology	9%				Interpool, Inc.	4.5%
Producer Durables	15%				Foster Wheeler Ltd.	4.0%
Other Energy	6%				Chart Industries, Inc.	3.5%
Other	4%				CSS Industries, Inc.	3.1%
Materials & Processing	15%				National Western Life Insurance Company	2.7%
Integrated Oils	2%				Frontier Oil Corporation	2.7%
Healthcare	6%				Intergraph Corporation	2.6%
Financial Services	12%				21st Century Insurance Group	2.5%
Consumer Staples	2%				United Industrial Corporation	2.3%
Consumer Discretionary	21%				% of Net Assets	34.9%
Auto & Transportation	3%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings				Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Average Annual Returns and Performance for the periods ended June 30, 2005.
		2Q05 (B)	YTD (B)	1 year	Since Inception (1/1/03)
	Paradigm Value Fund	6.60%	7.28%	24.18%	39.07%
	S&P 600 Index (C)	3.94%	1.80%	13.46%	24.61%
	Russell 2000® Value Index (D)	5.11%	0.93%	14.50%	26.73%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace
(i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return. The fund invests in smaller companies (less than $1.5 billion market capitalization). Smaller companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts			Fund Statistics
Objective:			(as of June 30, 2005)
The Fund seeks long-term capital appreciation.
			Inception Date:		January 1, 2005
Strategy:			Ticker:		PFSLX
The Fund Adviser primarily invests in common stocks			Cusip:		69901E302
of U.S. companies whose market capitalizations fall within			Management Fees:		1.50%
the range of $500 million to $10 billion that the Adviser believes have the			12b-1 Distribution Fees:		None
potential for capital appreciation.			Sales Load:		None
			Redemption Fees:		None
Investor Profile:			Minimum Investment:		Regular Account: $25,000
The Fund may be suitable for investors seeking: 1) long-term					IRA Account: $1,000
growth of capital, 2) exposure to mid-capitalization companies
			Minimum Subsequent Investment:		$100
Portfolio Management:			Total # of holdings		65
John Walthausen, CFA, Senior Vice President of Paradigm Capital Management, Inc.,			Net Assets ($millions)		$1.42
and David A. Bove, Senior Analyst, serve as portfolio managers of the fund.			NAV		$21.14

Mr. Walthausen and Mr. Bove focus on more established small to midcap companies. They take advantage of the unexciting. Investors generally spend too much time on the exciting companies and industries and neglect well managed companies which move forward steadily. For the Select Fund, Mr. Walthausen and Mr. Bove work with a group of consistent money makers to build a balanced, lower risk stock portfolio.

Sector Allocation			Top 10 Holdings
(Portfolio Holdings as of June 30, 2005)			(as of June 30, 2005)

Utilities	15%		Memc Electronic Materials, Inc.		2.0%
Technology	13%		Intergraph Corporation		1.9%
Producer Durables	7%		CMS Energy Corporation		1.8%
Other Energy	4%		Woodward Governor Company		1.8%
Other	3%		Avnet Inc		1.7%
Materials & Processing	14%		Flowers Foods, Inc.		1.7%
Integrated Oils	2%		Magellan Health Services, Inc.		1.7%
Healthcare	11%		Southern Union Company		1.7%
Financial Services	7%		CenturyTel, Inc.		1.7%
Consumer Staples	6%		AVX Corporation		1.7%
Consumer Discretionary	15%		% of Net Assets		17.7%
Auto & Transportation	3%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings			Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Total Return and Performance for the periods ended June 30, 2005.
		2Q05 (B)	YTD (B)	Since Inception (1/1/05) (B)
	Paradigm Select Fund	3.63%	5.70%	5.70%
	Russell 2000® Index (C)	4.36%	-1.22%	-1.22%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8%
of the total market capitalization of the Russell 3000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace
(i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return. The fund invests in mid-capitalization companies. Mid-Capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts			Fund Statistics
Objective:			(as of June 30, 2005)
The Fund seeks long-term capital appreciation.
			Inception Date:		January 1, 2005
Strategy:			Ticker:		PFOPX
The Fund Adviser primarily invests its assets in common stocks			Cusip:		69901E203
of U.S. companies whose market capitalizations fall within			Management Fees:		2.00%
the range of $25 million to $2 billion that the Adviser believes have the			12b-1 Distribution Fees:		None
potential for capital appreciation.			Sales Load:		None
			Redemption Fees:		None
Investor Profile:			Minimum Investment:		Regular Account: $25,000
The Fund may be suitable for investors seeking: 1) long-term					IRA Account: $1,000
growth of capital, 2) exposure to small-capitalization companies
			Minimum Subsequent Investment:		$100
Portfolio Management:			Total # of holdings		24
John Walthausen, CFA, Senior Vice President of Paradigm Capital Management, Inc.,			Net Assets ($millions)		$1.04
serves as portfolio manager of the fund. Mr. Walthausen is looking for opportunity and			NAV		$20.21

he will use his range of small cap expertise to find opportunity appropriate to current market conditions. The techniques include at times, holding higher cash positions when opportunities are limited, as well as disciplined stock selection.

Sector Allocation			Top 10 Holdings
(Portfolio Holdings as of June 30, 2005)			(as of June 30, 2005)

Utilities	14%
Technology	3%		Metals USA, Inc.		5.3%
Producer Durables	7%		21st Century Insurance Group		5.3%
Other Energy	0%		Pre-Paid Legal Services, Inc.		4.3%
Other	3%		Chart Industries, Inc.		4.2%
Materials & Processing	18%		Cadmus Communications Corporation		3.8%
Integrated Oils	0%		CSS Industries, Inc.		3.0%
Healthcare	4%		Leap Wireless Inernational, Inc.		2.9%
Financial Services	20%		Bioscrip Inc		2.8%
Consumer Staples	0%		Factory Card & Party Outlet Corporation		2.7%
Consumer Discretionary	28%		Telephone and Dta Systems - Special -		2.6%
Auto & Transportation	3%		% of Net Assets		36.9%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings			Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Total Return and Performance for the periods ended June 30, 2005.
		2Q05 (B)	YTD (B)	Since Inception (1/1/05) (B)
	Paradigm Opportunity Fund	0.10%	1.05%	1.05%
	Russell 2000® Value Index (C)	5.11%	0.93%	0.93%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace
(i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return. The fund invests in smaller companies (less than $2 billion market capitalization). Smaller companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.